SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details)	12 Months Ended
Dec. 31, 2022 EUR (€) € / shares
PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share) | € / shares	€ 205.2
Expected volatility	27.75%
Dividend yield	0.75%
Risk-free rate	0.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 200.13
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	201.2
Other Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 203